Flight Operation Expenses - Summary of Flight Operation Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Jet fuel costs	¥ 32,669	¥ 25,505	¥ 18,797
Flight personnel payroll and welfare	10,602	10,763	10,232
Air catering expenses	1,332	1,577	1,765
Civil Aviation Development Fund	704	1,059	0
Aircraft operating lease charges	791	920	977
Training expenses	898	690	857
Aircraft Insurance	176	184	191
Others	4,069	4,871	4,726
Flight operation expenses	¥ 51,241	¥ 45,569	¥ 37,545